Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Gross Amount	$ 8,085,119	$ 3,332,990
Offset Amount	0	0
Net amounts in Statement Financial Position	8,085,119	3,332,990
Subject to netting agreements	(5,781,386)	(3,219,046)
Total Net Amount	2,303,733	113,944
Financial Liabilities
Gross Amount	6,467,498	3,531,185
Offset Amount	0	0
Net amounts in Statement Financial Position	6,467,498	3,531,185
Subject to netting agreements	(5,781,386)	(3,219,046)
Total Net Amount	686,112	312,139
Derivative Liabilities
Financial Liabilities
Gross Amount	6,467,498	3,531,185
Offset Amount	0	0
Net amounts in Statement Financial Position	6,467,498	3,531,185
Subject to netting agreements	(5,781,386)	(3,219,046)
Total Net Amount	686,112	312,139
Derivative Assets
Financial Assets
Gross Amount	8,085,119	3,332,990
Offset Amount	0	0
Net amounts in Statement Financial Position	8,085,119	3,332,990
Subject to netting agreements	(5,781,386)	(3,219,046)
Total Net Amount	$ 2,303,733	$ 113,944